As filed with the United States Securities and Exchange Commission on December 16, 2010

1933 Act Registration No. 033-39519
1940 Act Registration No. 811-05686

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 50	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 54	X

(Check appropriate box or boxes.)

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173
(Address of Principal Executive Offices)              (Zip Code)

Registrant’s Telephone Number, including Area Code:    (713) 626-1919

John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, Texas 77046
(Name and Address of Agent of Service)

Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, Texas 77046	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

[   ]         immediately upon filing pursuant to paragraph (b)
[X]        on December 22, 2010, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[   ]        on [date] pursuant to paragraph (a)(1)
[   ]        75 days after filing pursuant to paragraph (a)(2)
[   ]        on [date], pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]          This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 50, Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate December 22, 2010, as the new effective date for Post-Effective Amendment No. 49, Amendment No. 53 filed pursuant to Rule 485(a)(1) under the Securities Act on October 15, 2010.  This Post-Effective Amendment No. 50, Amendment No. 54 neither amends nor supersedes any information contained in Post-Effective Amendment No. 49, Amendment No. 53.

Contents of Registration Statement

Prospectus and Statement of Additional Information - Invesco Van Kampen Corporate Bond Fund - incorporated by reference to Post-Effective Amendment No. 49, Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed on October 15, 2010, Edgar Accession No. 0000950123-10-093489.

Part C - incorporated by reference to Post-Effective Amendment No. 49, Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed on October 15, 2010, Edgar Accession No. 0000950123-10-093489.

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant’s Post-Effective Amendment No. 49, Amendment No. 53 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission from December 17, 2010 to December 22, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 16th day of December, 2010.

Registrant:   AIM INVESTMENT SECURITIES FUNDS
(INVESCO INVESTMENT SECURITIES FUNDS)

By:         /s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	December 16, 2010
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch**	Trustee	December 16, 2010
(David C. Arch)

/s/ Bob R. Baker*	Trustee	December 16, 2010
(Bob R. Baker)

/s/ Frank S. Bayley*	Trustee	December 16, 2010
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	December 16, 2010
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	December 16, 2010
(Bruce L. Crockett)

/s/ Rod Dammeyer**	Trustee	December 16, 2010
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	December 16, 2010
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	December 16, 2010
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	December 16, 2010
(Jack M. Fields)

/s/ Carl Frischling*	Trustee	December 16, 2010
(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	December 16, 2010
(Prema Mathai-Davis)

/s/ Lewis F. Pennock*	Trustee	December 16, 2010
(Lewis F. Pennock)

/s/ Larry Soll*	Trustee	December 16, 2010
(Larry Soll)

/s/ Hugo F. Sonnenschein**	Trustee	December 16, 2010
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	December 16, 2010
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen**	Trustee	December 16, 2010
(Wayne W. Whalen)

/s/ Sheri Morris	Vice President & Treasurer	December 16, 2010
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By      /s/ Philip A. Taylor
                Philip A. Taylor
                Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 42 on February 5, 2010.

** Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 48 on June 29, 2010.